Provisions (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Total

As of January 1, 2019	Ps.	35,805	1,958	1,223	38,986

Increases		345,148	90,843	2,026	438,017
Payments		(348,174)	(79,445)	(2,695)	(430,314)

As of December 31, 2019	Ps.	32,779	13,356	554	46,689

Increases		1,272,651	51,253	16,947	1,340,851
Payments		(1,198,284)	(21,039)	(17,209)	(1,236,532)

As of January 3, 2021	Ps.	107,146	43,570	292	151,008